Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial liabilities based on contractual undiscounted payments

December 31, 2019

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$1,320	$—	$—	$—	$—	$—	$1,320
Other accounts payable	2,965	—	—	—	—	—	2,965
Long-term liabilities	1	1	—	—	—	—	2
Liability in respect of research and development grants	810	1,050	1,335	1,635	1,980	6,792	13,602
Lease liability	572	449	271	—	—	—	1,292

	$5,668	$1,500	$1,606	$1,635	$1,980	$6,792	$19,181

December 31, 2018

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$2,243	$—	$—	$—	$—	$—	$2,243
Other accounts payable	3,394	—	—	—	—	—	3,394
Loan from bank	988	1,637	773	—	—	—	3,398
Long-term liabilities	2	1	—	—	—	—	3
Liability in respect of research and development grants	631	855	1,185	1,545	1,890	7,378	13,484

	$7,258	$2,493	$1,958	$1,545	$1,890	$7,378	$22,521

Schedule of financial liabilities measured at fair value
Level 2
Opening balance at January 1, 2019	$140
Amounts transferred to the statement of comprehensive loss as finance income	(62)

Closing balance at December 31, 2019	$78

Schedule of sensitivity tests relating to changes in foreign currency
	December 31,
	2019	2018
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	88	3
Decrease of 5% in exchange rate	(88)	(3)